Income Taxes (Details) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Percentage of assessable profits		8.25%
Assessable profits amount (in Dollars)		$ 2
Tax rate percentage		25.00%	25.00%	25.00%
Enterprise income tax description		SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31,2024 and 2023; a reduced EIT rate of 20%, 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022.
Research and development expenses percentage		20.44%	(3.57%)	(3.06%)
Net operating loss carryforwards (in Dollars)			$ 9,089,697		$ 11,418,259
Deferred tax assets, valuation allowance (in Dollars)			715,989		1,626,832
Unrecognized tax benefits (in Dollars)
Liability for accrued interest and penalty (in Dollars)
Corporate taxpayers benefit percentage		50.00%
Foreign income percentage		10.50%
Hong Kong [Member]
Income Taxes [Line Items]
Tax rate amount (in Dollars)		$ 2
Percentage of assessable profits		16.50%
Tax rate percentage		16.50%
Unite States [Member]
Income Taxes [Line Items]
Tax rate percentage		21.00%
Net operating loss carryforwards (in Dollars)					6,267,424
Japan [Member]
Income Taxes [Line Items]
Income tax rate percentage		30.00%	30.00%	30.00%
PRC [Member]
Income Taxes [Line Items]
Research and development expenses percentage	175.00%
Net operating loss carryforwards (in Dollars)					$ 5,150,835